Cash and cash equivalents	9 Months Ended
Mar. 31, 2025
Cash and cash equivalents [abstract]
Cash and cash equivalents
Note 7. Cash and cash equivalents

	31 Mar 2025	30 Jun 2024
	US$'000	US$'000
Current assets
Cash at bank	184,333	304,601
Cash on deposit (cash equivalents)	-	100,000

Total cash and cash equivalents	184,333	404,601

Cash on deposit includes term deposits with maturities of less than 90 days and are therefore considered cash and cash equivalents.